Income Tax (Tables)	6 Months Ended
Apr. 30, 2026
Income Tax [Abstract]
Schedule of Income Taxes in the PRC

Income taxes in the PRC are consist of:

	For the Six Months Ended
	April 30,
	2026	2025
Current income tax expense	60,070	180,939
Deferred income tax benefit	(71,290)	(1,993)
Total income tax expense	(11,220)	178,946

Schedule of Net Taxable Income Before Income Taxes

The net taxable income before income taxes and its provision for income taxes comprised of the following:

	For the Six Months Ended
	April 30,
	2026	2025
Loss attributed to China	(929,502)	(19,657,048)
PRC statutory tax rate	25%	25%
Income tax expense at PRC statutory income tax rate	(232,375)	(4,914,262)
Effect of different tax jurisdiction	154,755	—
Tax effect of preferential tax treatments	18,378	5,059,645
Research and development credit	(22,806)	(3,913)
Non-deductible expenses	2,454	1,862
Change in valuation allowance	68,374	35,614
Tax (benefit) expense, net	(11,220)	178,946

Schedule of Deferred Tax Assets

As of April 30, 2026 and October 31, 2025 deferred tax assets consist of the following:

	As of
	April 30, 2026	October 31, 2025
Net operating losses carried forward in the PRC	252,379	138,115
Allowance of expected credit loss	157,914	81,598
Allowance for inventory	1,607	1,759
Total	411,900	221,472
Less: Valuation allowance	(252,379)	(138,115)
Deferred tax assets, net	159,521	83,357